Acquisitions, Divestitures and Asset Sales - Summary of Assets and Liabilities Held for Sale (Details) - Disposal Group, Held-for-sale, Not Discontinued Operations $ in Millions	Dec. 31, 2022 USD ($)
Assets:
Accounts receivable, net	$ 227
Inventories	188
Property and equipment, net	244
Deferred income taxes	131
Other	118
Total assets held for sale	908
Liabilities:
Accounts payable	86
Accrued expenses	71
Other	71
Total liabilities held for sale	$ 228